Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedules of Concentration Risk

For each significant partner, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable were as follows:

	Revenue				Accounts Receivable
	Year Ended December 31,		Nine Months Ended September 30,		As of December 31,		As of September 30, 2019
	2017	2018	2018	2019	2017	2018
			(unaudited)				(unaudited)
Partner A	30%	33%	33%	28%	50%	28%	29%
Partner B	*	*	*	23%	*	13%	25%

*	Less than 10% of total revenue or net accounts receivable

Schedule of Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts are as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2019
			(unaudited)
	(in thousands)
Allowance for doubtful accounts—beginning balance	$(92)	$(51)	$(575)
Provision for doubtful accounts	(58)	(494)	(501)
Other adjustments and writeoffs	99	(30)	(476)

Allowance for doubtful accounts—ending balance	$(51)	$(575)	$(1,552)

Schedule of Impaired Intangible Assets	We have not recorded any such impairment charges.

Useful Life
(in years)
Customer relationships	7–10
Developed technology	5–7
Trade names	2–5

Schedule of Property Plant And Equipment Estimated Useful Life

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Furniture and fixtures	3 years
Computers, equipment and software	3 years
Capitalized internal-use software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term